Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 4,720,697,494	$ 4,235,568,766
Investments, at contract value	195,059,614	206,039,150
Total Investments	4,915,757,108	4,441,607,916
Employer contributions	24,210,000	4,000,000
Notes receivable from participants	24,212,824	23,958,080
Accrued interest and dividends	1,078,534	833,725
Due from broker for investments sold	14,141	160,797
Total Receivables	49,515,499	28,952,602
Total Assets	4,965,272,607	4,470,560,518
Liabilities:
Accrued expenses and other	632,463	558,712
Due to broker for investments purchased	87,853	22,511
Total Liabilities	720,316	581,223
Net Assets Available for Benefits	4,964,552,291	4,469,979,295
Mutual Funds
Assets:
Investments, at fair value	459,849,026	468,094,524
Common/Collective Trusts
Assets:
Investments, at fair value	4,169,582,148	3,665,201,911
Company Stock
Assets:
Investments, at fair value	$ 91,266,320	$ 102,272,331